Stock Based Compensation (Schedule of Fair Value Assumptions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Stock Based Compensation [Abstract]
Dividend yield	3.72%	3.89%
Expected life	10 years	10 years
Expected volatility	29.10%	29.11%
Risk-free interest rate	2.68%	2.41%
Weighted average fair value of options granted	$ 7.18	$ 6.83